Summary of principal accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Assets and Liabilities of Variable Interest Entity

The following assets and liabilities of the VIE are included in the accompanying consolidated financial statements of the Company as of June 30, 2022 and December 31, 2021.

	June 30, 2022	December 31, 2021
Current assets	$-	$-
Non-current assets	-	-
Total assets	$-	$-

Current liabilities	$-	$-
Non-current liabilities	-	-
Total liabilities	$-	$-

Schedule of Straight-line Method Over Estimated Useful Lives
Electronic equipment	3-6 years
Furniture and fixtures	3-6 years
Leasehold improvements	Shorter of estimated useful life or term of lease

Summary on Exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	June 30, 2022	December 31, 2021
RMB:USD	6,6995	6,3559
HKD:USD	7,8473	7,7992
RM:USD	4,4075	4,1765

Items in the statements of operations and comprehensive loss, and statements cash flows:

	June 30, 2022	June 30, 2021
RMB:USD	6,4783	6,4581
HKD:USD	7,8257	7,7653